Consolidated Statements of Operations and Comprehensive Income Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement
Revenues	$ 10,784,090	$ 10,680,468	$ 10,819,916
Cost of Goods Sold	6,351,346	5,986,836	6,237,469
Gross Profit	$ 4,432,744	$ 4,693,632	$ 4,582,447
Gross Profit Margin	41.00%	44.00%	42.00%
Expenses
Share-based expense	$ 13,969	$ 165,510	$ 129,490
Management fees	791,923	743,846	720,500
Consulting and filing fees	116,686	870,448	305,778
Investor relations	0	42,000	84,000
Accounting and legal	476,149	621,364	181,855
Office and administration	1,899,890	2,190,137	2,083,869
Research	277,600	373,467	529,961
Travel	133,304	105,844	118,011
Marketing	364,412	359,638	312,659
Foreign exchange loss (gain)	(99,842)	39,088	(118,128)
Amortization	14,962	16,217	12,299
Total Expenses	3,989,053	5,527,559	4,360,294
Income (Loss) before the following	443,691	(833,927)	222,153
Gain on repurchase of RSU's	2,518	6,030	40,785
Write-off of inventory	0	(588,505)	(214,225)
Gain on revaluation of derivative warrant liability	0	0	3,665
Other Miscellaneous Income	34,389	0
Income (Loss) before taxes	480,598	(1,416,402)	52,378
Income tax recovery (expense)	66,559	(236,453)	(170,475)
Net Income (Loss) for the Period from continuing operations	547,157	(1,652,855)	(118,097)
Net Income (Loss) for the Period from discontinued operations	(99,760)	(2,969,442)	(1,983,789)
Net Comprehensive Income (Loss) for the Period	$ 447,397	$ (4,622,297)	$ (2,101,886)
Basic Earnings (Loss) Per Share from continuing Operations	$ 0.01	$ (0.03)	$ (0)
Diluted Earnings (Loss) Per Share from continuing operations	0.01	(0.03)	(0)
Basic Earnings (Loss) Per Share from discontinued operations	(0)	(0.05)	(0.04)
Diluted Earnings (Loss) Per Share from discontinued operations	(0)	(0.05)	(0.04)
Basic Earnings (Loss) Per Share	0.01	(0.08)	(0.04)
Diluted Earnings (Loss) Per Share	$ 0.01	$ (0.08)	$ (0.04)
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	55,183,419	54,551,139	54,337,995
Diluted (in shares)	55,503,414	54,551,139	54,337,995